Fair Value of Financial Instruments - Fair Value Measurements (Table) (Details) - USD ($) $ in Thousands		Jun. 30, 2018	Dec. 31, 2017
Fair Value Assets And Liabilities Measured On Recurring And Non-recurring Basis [Line Items]
Cash and cash equivalents		$ 40,577	$ 24,047
Restricted cash		402	5,886
Loans receivable from affiliates		11,861	11,706
Term Loan B facility, net		(430,542)	(441,471)
Other long-term debt, net		(78,205)	(69,161)
Notes receivable, net of current portion		13,760	15,897
Amounts due from related parties, long-term		44,009	34,891
Amounts due from related parties, short-term		11,735	10,545
Receivable from affiliates		4,386	4,253
Vessel held for sale		67,000	0
YM Unity and YM Utmost
Fair Value Assets And Liabilities Measured On Recurring And Non-recurring Basis [Line Items]
Vessel held for sale		67,000
Navios Gemini S
Fair Value Assets And Liabilities Measured On Recurring And Non-recurring Basis [Line Items]
Vessels, net			4,078
Level I
Fair Value Assets And Liabilities Measured On Recurring And Non-recurring Basis [Line Items]
Cash and cash equivalents		40,577	24,047
Restricted cash		402	5,886
Level II
Fair Value Assets And Liabilities Measured On Recurring And Non-recurring Basis [Line Items]
Loans receivable from affiliates		11,861	11,706
Term Loan B facility, net	[1]	(430,542)	(441,471)
Other long-term debt, net	[1]	(78,205)	(69,161)
Notes receivable, net of current portion	[2]	13,760	15,897
Amounts due from related parties, long-term		44,009	34,891
Amounts due from related parties, short-term		11,735	10,545
Receivable from affiliates		4,386	4,253
Level II | YM Unity and YM Utmost
Fair Value Assets And Liabilities Measured On Recurring And Non-recurring Basis [Line Items]
Vessel held for sale		$ 67,000
Level II | Navios Gemini S
Fair Value Assets And Liabilities Measured On Recurring And Non-recurring Basis [Line Items]
Vessels, net			$ 4,078

[1]	The fair value of the Company’s debt is estimated based on currently available debt with similar contract terms, interest rate and remaining maturities as well as taking into account our creditworthiness.
[2]	The fair value is estimated based on currently available information on the Company’s counterparty with similar contract terms, interest rate and remaining maturities.